REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of revenues
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Gas Transmission	$1,074	$942	$1,141
Distribution	374	346	307
Connections	167	118	152
Other	28	24	19
Total	$1,643	$1,430	$1,619
The following table disaggregates revenues by geographical region.

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Brazil	$1,074	$942	$1,141
United Kingdom	569	488	478
	$1,643	$1,430	$1,619

	As of
US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
Brazil	$3,115	$3,494
United Kingdom	4,961	5,264
	$8,076	$8,758